Document And Entity Information	Oct. 14, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	CAMBIUM NETWORKS CORP
Entity Central Index Key	0001738177
Entity Emerging Growth Company	false
Entity File Number	001-38952
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Walkers Corporate Limited
Entity Address, Address Line Two	190 Elgin Avenue
Entity Address, Address Line Three	Grand Cayman
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9008
City Area Code	345
Local Phone Number	814-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.0001 par value
Trading Symbol	CMBMF
Security Exchange Name	NONE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2000 Center Drive, Suite East A401
Entity Address, City or Town	Hoffman Estates
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60192